Property, plant and equipment (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Amortization of property, plant and equipment	$ 307	$ 485	$ 103
Impairment of property, plant and equipment	0	95
Selling, general and administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Amortization of property, plant and equipment	297	0	0
Discontinued Operations | Selling, general and administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Amortization of property, plant and equipment	$ 10	$ 485	$ 103